Deferred Tax and Income Tax (Details) - Schedule of Roll Forward of Net Deferred Tax - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of Roll Forward of Net Deferred Tax [Abstract]
Balance at beginning of year
Incorporated through the business combination	1,297,436
Credited to profit & loss	(234,542)
Charged to Other Comprehensive Income	8,913
Balance at year end	$ 1,071,807